Fair Value Measurements - Financial Assets at Fair Value (Details) - EBP 201 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 102,140,470	$ 90,877,258
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	101,044,312	89,335,678
Total | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	93,658,688	82,799,228
Total | Self-Directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	5,610,560	4,514,089
Total | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,771,926	2,019,266
Total | Money Markets
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,138	3,095
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	101,044,312	89,335,678
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	93,658,688	82,799,228
Level 1 | Self-Directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	5,610,560	4,514,089
Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,771,926	2,019,266
Level 1 | Money Markets
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,138	3,095
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,096,158	$ 1,541,580